Goodwill and Other Intangible Assets (Schedule of Other Intangible Assets) (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 478,309	$ 477,705
Accumulated Amortization	(309,007)	(300,247)
Net Book Value	169,302	177,458
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	304,766	304,766
Accumulated Amortization	(204,090)	(198,632)
Net Book Value	100,676	106,134
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	19,485	19,009
Accumulated Amortization	(12,733)	(12,257)
Net Book Value	6,752	6,752
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	27,820	27,819
Accumulated Amortization	(17,204)	(16,849)
Net Book Value	10,616	10,970
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	106,697	106,571
Accumulated Amortization	(56,539)	(54,258)
Net Book Value	50,158	52,313
Capitalized Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	19,541	19,540
Accumulated Amortization	(18,441)	(18,251)
Net Book Value	$ 1,100	$ 1,289